Consolidated Statements of Changes in Equity - CAD CAD in Millions	Total	Emera Inc	Common Stock	Preferred Stock	Contributed Surplus	Accumulated Other Comprehensive Loss ("AOCL")	Retained Earnings	Non- Controlling Interest
Balance at Dec. 31, 2014	CAD 3,705	CAD 3,399	CAD 2,016	CAD 709	CAD 9	CAD (347)	CAD 1,012	CAD 306
Net income	452	427	0	0	0	0	427	25
Other Comprehensive Income (Loss), Net of Tax	512	484	0	0	0	484	0	28
Issuance of stock, net of issuance costs	84	84	84	0	0	0	0	0
Cash dividends declared on preferred stock	(30)	(30)	0	0	0	0	(30)	0
Cash dividends declared on common stock	(240)	(240)	0	0	0	0	(240)	0
Stock Issued During Period, Value, Employee Contributions and Dividend Reinvestment Plan	(3)	84	84	0	0	0	0	(3)
Senior management stock options exercised	2	2	2	0	0	0	0	0
Stock option expense	1	1	0	0	1	0	0	0
Common stock issued under purchase plan	1	1	1	0	0	0	0	0
Beneficial conversion feature, net of tax (note 9)	0
Preferred dividends paid by subsidiaries to non-controlling interest	(12)	0	0	0	0	0	0	(12)
Common Dividends paid by subsidiaries to non-controlling interest	(3)	0	0	0	0	0	0	(3)
Redemption of preferred shares by subsidiary	(132)	0	0	0	0	0	0	(132)
Acquisition Non Controlling Interest	(5)	73	54	0	19	0	0	(78)
Equity Method Investment	(1)	(1)	0	0	0	0	(1)	0
Other	0	0	0	0	0	0	0	0
Balance at Dec. 31, 2015	4,334	4,200	2,157	709	29	137	1,168	134
Net income	266	255	0	0	0	0	255	11
Other Comprehensive Income (Loss), Net of Tax	(30)	(27)	0	0	0	(27)	0	(3)
Issuance of stock, net of issuance costs	2,450	2,450	2,450	0	0	0	0	0
Cash dividends declared on preferred stock	(28)	(28)	0	0	0	0	(28)	0
Cash dividends declared on common stock	(324)	(324)	0	0	0	0	(324)	0
Stock Issued During Period, Value, Employee Contributions and Dividend Reinvestment Plan	110	110	110	0	0	0	0	0
Senior management stock options exercised	16	16	17	0	(1)	0	0	0
Stock option expense	2	2	0	0	2	0	0	0
Common stock issued under purchase plan	1	1	1	0	0	0	0	0
Beneficial conversion feature, net of tax (note 9)	43	43	0	0	43	0	0	0
Preferred dividends paid by subsidiaries to non-controlling interest	(3)	0	0	0	0	0	0	(3)
Common Dividends paid by subsidiaries to non-controlling interest	(2)	0	0	0	0	0	0	(2)
Acquisition Non Controlling Interest	(15)	10	3	0	7	0	0	(25)
Other	(4)	(4)	0	0	(5)	(4)	5	0
Balance at Dec. 31, 2016	CAD 6,816	CAD 6,704	CAD 4,738	CAD 709	CAD 75	CAD 106	CAD 1,076	CAD 112